CONTINGENT SHARES AND EARNOUT LIABILITIES - Activity related to contingent shares and earnout liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONTINGENT SHARES AND EARNOUT LIABILITIES
Balance at Beginning of Year	$ 14,656,666	$ 38,428,700
Contingent Shares Issued	(4,446,000)	5,460,000
Change in Fair Value of Contingent Liabilities	24,378,334	(29,232,034)
Balance at End of Year	$ 34,589,000	$ 14,656,666